Other investments	9 Months Ended
Mar. 31, 2022
Other investments
Other investments
16	Other investments

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Financial assets measured at FVTPL
- Investment in trust investment schemes	102,968	206,526
	102,968	206,526

In December 2020, the Group invested in a trust investment scheme (“Trust Scheme A”) established and managed by a trust company as the trustee with the principal of RMB100,000,000 and an initial investment period of within one year. Pursuant to the agreement, the Trust Scheme A is designated to make the majority of its investments in debt securities, while the principal and return of the investment are not guaranteed. The Group subsequently extended the investment period to March 2022. In March 2022, as agreed with the trust company, the investment period was further extended to March 2023. Related investment return for the investment period up to March 20, 2022 was collected in March 2022. Fair value of this investment as of June 30, 2021 and March 31, 2022 was estimated to be RMB102,968,000 and RMB102,270,000, respectively.

In July 2021, the Group invested in another trust investment scheme (“Trust Scheme B”) established and managed by another trust company as the trustee with the principal of RMB100,000,000 and an initial investment period of within one year. Pursuant to the agreement, the Trust Scheme B is designated to make the majority of its investments in debt securities, while the principal and return of the investment are not guaranteed. Fair value of this investment as of March 31, 2022 was estimated to be RMB104,256,000.

Information about the Group’s exposure to credit and market risks, and fair value measurement, is included in Note 24.